[Letterhead of American International Life Assurance Company of New York]

                                                     October 10, 2001

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

      Re:   Variable Account A of American International
            Life Assurance Company of New York
            File No. 333-63412

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of American International Life Assurance Company of New York (the Company) and Variable Account A, we certify that the form of the Prospectus and Statement of Additional Information which would have been filed under paragraph (c) of Rule 497 does not differ materially from the form of the Prospectus and Statement of Additional Information contained in Pre-Effective Amendment No. 1 to the Registration Statement for Variable Account A, which was filed electronically and became effective on October 1, 2001.

If you should have any questions regarding the foregoing, please contact me at
(302) 594-2978.

Very truly yours,

Robert Saginaw
Assistant General Counsel